Segmented Information - Schedule of Disaggregation of Non-Current Assets and Revenue by Geographical Areas and Services (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-Current Assets	$ 4,670.1	$ 3,912.8
Gross Revenue	8,144.2	7,500.0
CANADA
Disclosure of geographical areas [line items]
Non-Current Assets	664.8	692.3
Gross Revenue	1,811.0	1,665.5
United States
Disclosure of geographical areas [line items]
Non-Current Assets	2,766.8	2,020.7
Gross Revenue	4,451.6	4,113.6
United Kingdom
Disclosure of geographical areas [line items]
Non-Current Assets	363.8	367.0
Gross Revenue	661.0	589.3
Australia
Disclosure of geographical areas [line items]
Non-Current Assets	321.1	339.3
Gross Revenue	383.9	415.2
Other geographies
Disclosure of geographical areas [line items]
Non-Current Assets	553.6	493.5
Gross Revenue	$ 836.7	$ 716.4